Significant Accounting Judgements and Estimates - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Significant Accounting Judgements and Estimates [Line Items]
Unrecognised deferred tax assets	$ 218,508,000	$ 180,472,000
Equity-settled share option expense	1,905,000	1,272,000	$ 704,000
Temporary Differences and Unused Tax Losses
Significant Accounting Judgements and Estimates [Line Items]
Unrecognised deferred tax assets	$ 102,615,000	$ 46,717,000